Description of the Plan (Details) - EBP 385	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Administration expenses	$ 196	$ 4,707
Administrative expenses paid by parent	$ 112,309	$ 130,751
Participant contribution, automatic, deferral rate	4.00%
Participant contribution, maximum contribution to eligible compensation, percentage	10.00%
Employer contribution, participant compensation matched, percentage	6.00%
Employer contribution, matching percentage	100.00%	100.00%
Change in net asset available for benefit, additional employer contribution	$ 33,069	$ 163,290
Vesting period	3 years
Vested account balance, minimum for loan	$ 2,000
Note receivable from participant, outstanding loans, maximum | loan	2
Note receivable from participant, account, minimum borrowing amount	$ 1,000
Note receivable from participant, account, maximum borrowing, amount	$ 50,000
Note receivable from participant, account, maximum borrowing, to total account, percentage	50.00%
Note receivable from participant, highest outstanding balance, lookback period	12 months
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, annual employer additional contribution, percentage	2.00%
Note receivable from participant, general loan, borrowing term	12 months
Note receivable from participant, account, primary residence, borrowing term	72 months
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, annual employer additional contribution, percentage	5.00%
Note receivable from participant, general loan, borrowing term	60 months
Note receivable from participant, account, primary residence, borrowing term	120 months